Lease financings (Tables)	6 Months Ended
Jun. 30, 2023
Lease Financings
Lease financings - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2024	$13,719
June 30, 2025	13,719
June 30, 2026	13,719
June 30, 2027	13,719
June 30, 2028	20,141
June 30, 2029 and thereafter	98,439
Total bareboat lease minimum payments	$173,456
Unamortized lease issuance costs	(2,305)
Total bareboat lease minimum payments, net	$171,151
Lease financing short term	13,719
Lease financing long term, net of unamortized lease issuance costs	157,432